Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current assets:
Cash and cash equivalents	$ 48,477		$ 23,969	$ 25,854	$ 44,764
Cash, restricted	1,145		0
Pawn loans	157,648		145,318
Consumer loans, net	34,152		14,611
Pawn service charges receivable, net	29,401		26,455
Consumer loan fees receivable, net	30,416		6,775
Inventory, net	109,214		90,373
Deferred tax asset	14,984		18,125
Federal income tax receivable	10,511		0
Prepaid expenses and other assets	45,451		30,611
Total current assets	481,399		356,237
Investments in unconsolidated affiliates	126,066		120,319
Property and equipment, net	108,131		78,498
Non-current cash, restricted	4,337		0
Goodwill	374,663		173,206	117,305
Intangible assets, net	45,185		19,790
Non-current consumer loans, net	61,997		0
Other assets, net	16,229		8,400
Total assets	1,218,007	[1]	756,450
Current liabilities:
Current maturities of long-term debt	21,085		0
Current capital lease obligations	594		0
Accounts payable and other accrued expenses	78,925		57,400
Customer layaway deposits	7,238		6,176
Income taxes payable	0		693
Total current liabilities	107,842		64,269
Long-term debt, less current maturities	198,836		17,500
Long-term capital lease obligation	995		0
Deferred tax liability	7,922		8,331
Deferred gains and other long-term liabilities	13,903		2,102
Total liabilities	329,498	[2]	92,202
Commitments and contingencies
Redeemable noncontrolling interest	53,681		0
Stockholders' equity:
Additional paid-in capital	268,626		242,398
Retained earnings	565,803		422,095
Accumulated other comprehensive loss	(113)		(746)
EZCORP, Inc. stockholders’ equity	834,828		664,248	519,428	415,685
Total liabilities and stockholders' equity	1,218,007		756,450
Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	482		471
Common Stock Class B Voting
Stockholders' equity:
Common Stock	$ 30		$ 30

[1]	Our consolidated assets as of September 30, 2012, include the following assets of the Crediamigo securitization trust that can only be used to settle its liabilities: Restricted cash, $4.3 million; Consumer loans, net, $33.6 million; Consumer loan fees receivable, net, $7.7 million; Intangible assets, net $2.6 million and total assets, $48.2 million.
[2]	Our consolidated liabilities as of September 30, 2012, include $32.7 million of long-term debt for which the creditors of the Crediamigo securitization trust do not have recourse to EZCORP, Inc.